Schwab U.S. Treasury Money Fund
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab U.S. Treasury Money Fund
(the “fund”)

Supplement dated November 22, 2011 to the
Prospectus dated April 30, 2011

Currently, the investment adviser and its affiliates may waive or reimburse fund fees and expenses in order to maintain a positive net yield for the fund. The investment adviser, based on its view of market conditions for U.S. Treasury securities, may in the future, but not sooner than December 22, 2011, waive or reimburse fund fees and expenses to maintain a non-negative net yield for the fund, with the result being that the fund may have a zero net yield. Accordingly, the following changes are made to the Prospectus:

1. The “Fund fees and expenses” Section on Page 8 is deleted and replaced in its entirety with the following:
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Schwab U.S. Treasury Money Fund
Shareholder fees	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab U.S. Treasury Money Fund
Management fees		0.31%
Distribution (12b-1) fees		none
Other expenses		0.41%
Total annual fund operating expenses		0.72%
Less expense reduction		(0.12%)
Total annual fund operating expenses after expense reduction	[1]	0.60%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.60% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees. "Non-routine expenses" that are not subject to the foregoing contractual operating expense limitation include, but are not limited to, any reimbursement payments made by the fund to the investment adviser and/or its affiliates of fund fees and expenses that were previously waived or reimbursed by the investment adviser and/or its affiliates in order to maintain a non-negative net yield for the fund.